BUSINESS ACQUISITIONS - Acquisition of BJ Hengda (Details) - USD ($) $ in Thousands		8 Months Ended
	May 02, 2018	Dec. 31, 2018	Dec. 31, 2017
Purchase price allocation of acquisitions
Goodwill		$ 25,096	$ 428
BJ Hengda
BUSINESS ACQUISITIONS
Percentage of equity interest	100.00%
Consideration transferred	$ 945
Purchase price allocation of acquisitions
Cash and cash equivalents	310
Other current assets	50
Property and equipment, net	535
Other current liabilities	(361)
Deferred tax liabilities	(26)
Goodwill	333
Total	$ 945
Net revenue		481
Pre-tax net loss		$ 748
BJ Hengda | Minimum
Purchase price allocation of acquisitions
Depreciation or amortization period	5 years
BJ Hengda | Maximum
Purchase price allocation of acquisitions
Depreciation or amortization period	10 years
BJ Hengda | Student base
Purchase price allocation of acquisitions
Intangible assets	$ 104
Amortization period - intangible assets	4 years